(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of (Loss) Earnings Per Share
Basic (loss) earnings per share is computed by dividing net (loss) income available to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended December 31, 2020, 2021 and 2022:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator
Net (loss) income available to Full Truck Alliance Co. Ltd. from continuing operations	(3,470,924)	(3,654,448)	406,762
Net income available to Full Truck Alliance Co. Ltd. from discontinued operations	452	—	—
Net (loss) income available to Full Truck Alliance Co. Ltd.	(3,470,472)	(3,654,448)	406,762
Deemed dividend	(120,086)	(518,432)	—
Net (loss) income available to ordinary shareholders—basic and diluted	(3,590,558)	(4,172,880)	406,762
Denominator
Weighted average number of ordinary shares outstanding—basic	3,423,687,654	13,445,972,280	21,517,856,981
Adjustments for dilutive share options	—	—	61,759,408
Weighted average number of ordinary shares outstanding—diluted	3,423,687,654	13,445,972,280	21,579,616,389
(Loss) earnings per share—basic
Basic (loss) earnings per share—continuing operations	(1.05)	(0.31)	0.02
Basic earnings per share—discontinued operations.	0.00	—	—

(Loss) earnings per share—basic	(1.05)	(0.31)	0.02

(Loss) earnings per share—diluted
Diluted (loss) earnings per share—continuing operations	(1.05)	(0.31)	0.02
Diluted earnings per share—discontinued operations.	0.00	—	—

(Loss) earnings per share—diluted	(1.05)	(0.31)	0.02

Schedule of Antidilutive Securities Excluded from Computation of (Loss) Earnings Per Share

	As of December 31,
	2020	2021	2022
Convertible redeemable preferred shares	15,033,856,835	—	—
Share options	418,452,697	428,577,773	—